Concentrations of Risk (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 HKD ($)	Dec. 31, 2021	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Concentrations of Risk (Details) [Line Items]
Deposited from banks	$ 300,000			$ 300,000	$ 0.6
Insurance coverage of each bank		$ 500,000		$ 250,000
Accounts payable percentage			97.00%
Hong Kong [Member]
Concentrations of Risk (Details) [Line Items]
Insurance coverage of each bank	$ 64,000